TAXATION - Tax loss carryforward (Details) - USD ($)	Jun. 30, 2025	Jun. 30, 2024
Tax loss carryforward
Deferred tax assets.	$ 4,916,980	$ 9,698,860
Tax loss carry forward, unrecognized	10,900,000
Tax Loss-Carry Forward
Tax loss carryforward
Tax-Loss Carry forward	90,646,892
Deferred tax assets.	21,525,925
Tax Loss-Carry Forward | Argentina | 2029
Tax loss carryforward
Tax-Loss Carry forward	213,252
Deferred tax assets.	53,313
Tax Loss-Carry Forward | Argentina | 2030
Tax loss carryforward
Tax-Loss Carry forward	6,467,278
Deferred tax assets.	2,033,203
Tax Loss-Carry Forward | United States of America
Tax loss carryforward
Tax-Loss Carry forward	69,459,595
Deferred tax assets.	14,586,515
Tax Loss-Carry Forward | France
Tax loss carryforward
Tax-Loss Carry forward	882,319
Deferred tax assets.	220,581
Tax Loss-Carry Forward | Brazil
Tax loss carryforward
Tax-Loss Carry forward	13,624,448
Deferred tax assets.	$ 4,632,313